SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION: - Balance sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other payable:
Accrued expenses	$ 2,199	$ 1,619
Payroll and related	97	87
Total	$ 2,296	$ 1,706